VIE and Other Finance Receivables, at Fair Market Value (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
VIE and other finance receivables, at fair market value
Maturity value	$ 5,784,472			$ 5,784,472			$ 5,335,328		$ 4,755,291
Unearned income	(1,895,579)			(1,895,579)			(1,720,140)		(1,714,201)
Total VIE finance receivables at fair value	3,861,612	[1]		3,861,612	[1]		3,586,465	[1],[2]	3,017,379	[2]
Not encumbered	27,281			27,281			28,723		23,711
Total VIE and other finance receivables at fair value	3,888,893			3,888,893			3,615,188		3,041,090
Expected cash flows
Total	5,784,472			5,784,472			5,335,328		4,755,291
Servicing fees	239		258	714		803	1,051		1,049
VIE and other finance receivables, at fair market value
VIE and other finance receivables, at fair market value
Maturity value							5,335,328
Expected cash flows
Year ending 2013							414,818
Year ending 2014							423,591
Year ending 2015							401,598
Year ending 2016							363,873
Year ending 2017							343,214
Thereafter							3,388,234
Total							5,335,328
Variable funding note facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	19,014			19,014			230		19,795
Maximum borrowing capacity	100,000			100,000			100,000		100,000
Multi-tranche and lender credit facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	19,480			19,480			8,277
Maximum borrowing capacity	300,000			300,000			300,000		275,000
Permanent financing related to 2011-A
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	36,005			36,005			20,505		2,980
Bond size	50,000			50,000			50,000		100,000
VIE securitization debt
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value	3,773,189			3,773,189			3,550,394		2,881,395
JGW IV | Credit facility
VIE and other finance receivables, at fair market value
Total VIE and other finance receivables at fair value	13,924			13,924			7,059
Maximum borrowing capacity	200,000			200,000			200,000		200,000
JGW II | Credit facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value									42,150
Maximum borrowing capacity							250,000		250,000
SRF7 | Credit facility
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value									50,622
Maximum borrowing capacity							100,000		100,000
AIS Fund II
VIE and other finance receivables, at fair market value
Total VIE finance receivables at fair value									$ 20,437

[1]	Pledged as collateral to credit and long-term debt facilities
[2]	(1) Pledged as collateral to credit and long-term debt facilities